Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remainder 2022	$ 5,095
2023	10,190
2024	10,190
2025	83,190
2026	10,190
2027	46,251
2028 and thereafter	2,531,018
Total	$ 2,696,124	$ 2,794,108